SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2022
Share-based Payments
SHARE-BASED PAYMENTS

25.	SHARE-BASED PAYMENTS

Currently the Company has two plans for share-based payment programs: (i) the Stock Option Plan, approved in Extraordinary General Meeting of July 30, 2013 (“Stock Option Plan”) and (ii) the Share-based Payment Plan approved in Extraordinary General Meeting of April 29, 2016, as amended in Extraordinary General Meeting of April 24, 2020 (“Share-Based Plan”). In each plan different restricted stock options and share-based payment programs are issued periodically which allow the employees and senior management of the Company and its subsidiaries to acquire, through the exercise of stock options, or receive shares of the Company.

(i) Stock Option Plan

There are three models of stock options that may be granted under the Stock Option Plan.

Under the first model, beneficiaries, in accordance with their internal category, could choose between allocating (a) 30% or 100%, (b) 40% or 100%, and (c) 60% or 100% of the amounts received by them as profit-sharing regarding the immediate year to the exercise of stock options, thereby allowing them to acquire the corresponding amount of Ambev shares. Under this model, a substantial part of the shares acquired is to be delivered only within five years from the corresponding stock option grant date. During such five-year period, the beneficiary must remain employed at Ambev or in any other company of its group.

Under the second model, the beneficiary may exercise the stock options granted only after a period of up to five years from the corresponding grant date. Vesting of the stock options granted under the second model is not subject to the company’s performance measures; however, the right to exercise such options may be forfeited in certain circumstances, including the beneficiary’s resignation or dismissal prior to the stock options’ vesting.

Under the third model, the beneficiaries, in accordance with their internal category, may choose between allocating (a) 20% or 100%, (b) 30% or 100%, and (b) 50% or 100%, of the amounts received by them as profit-sharing regarding the immediate year, to the exercise of stock options, acquisition of the corresponding amount of Ambev shares. The totality of the shares acquired is to be delivered to the beneficiary within forty-five days from the corresponding stock option exercising date (which shall not be later than forty-five days from the stock option grant date). The beneficiaries of this third model are under a five-year lock-up period.

For all stock option programs, the fair value of the shares is estimated as at the option grant date, using the “Hull Binomial” pricing model, adjusted to reflect the IFRS 2 - Share-based Payment requirement that assumptions regarding forfeiture before the end of the vesting period cannot impact the fair value of the option. The fair value of the share options is estimated at the grant date, using an option pricing model. Based on the expected number of options that will be exercised, the fair value of the options granted is recognized as an expense over the vesting period with a corresponding credit to equity. When the options are exercised, the equity is increased by the amount of the proceeds received.

(ii) Share-Based Plan

In this plan, certain employees and members of the Management of the Company or its subsidiaries are eligible to receive shares in the Company including in the form of ADRs. The shares that are subject to the Share-Based Plan are designated as "restricted shares" (RSUs) or “performance shares” (PSUs).

The delivery of restricted shares and performance shares are made free, and the waiting period may vary between three and five years from the corresponding share-based plan stock grant date, during which the beneficiary must remain employed at Ambev or any other company of its group.

The restricted shares and performance shares give to participates the right to receive additional shares with the same conditions, such as compensation dividends and Interest on shareholder´s equity declared and paid by the Company during the waiting period. The right to receive restricted, performance and additional shares, can be fully or partially lost depending on circumstances, including cases of resignation or resignation during the grace period.

Under the Share-Based Plan, the reference price per restricted share is defined on the stock-grant date based on the share price of the trading session on B3 S.A. immediately prior to the granting of the shares, except for the performance shares, which the fair value is defined at the grant date based on “Monte Carlo” pricing method. After defining the reference price, based on number of grant shares, the calculated amount is recorded as expense against equity. The shares are transferred to attendees according to the terms and periods by the respective programs.

The weighted average fair value of the options and assumptions used to apply the Company’s option pricing model for 2022, 2021 and 2020 was as follows:

In R$	2022	2021	2020	(i)

Fair value of options granted	-	-	4.04
Share price	-	-	18.05
Exercise price	-	-	18.05
Expected volatility	-	-	22.3%
Vesting year	-	-	5
Expected dividends	-	-	5%
Risk-free interest rate	-	-	6.8%	(ii)

(i)	Information based on weighted average plans granted, except for the expected dividends and risk-free interest rate.

(ii)	The percentages include the grants of stock options and ADRs during the period, with the risk-free interest rate of ADRs calculated in U.S. Dollar.

The total number of outstanding options developed was as follows:

Thousand options	2022	2021	2020

Options outstanding at January	113,760	127,265	141,736
Options issued during the period	-	-	22
Options exercised during the period	-	(5,247)	(5,730)
Options forfeited during the period	(14,043)	(8,258)	(8,763)
Options outstanding at the end of the year	99,717	113,760	127,265

The range of exercise prices of the outstanding options was from R$15.95 (R$15.95 in 2021 and R$11.972 in 2020) to R$39.04 (R$45.97 in 2021 and R$43.95 in 2020) and the weighted average remaining contractual life was approximately 4.29 years (6.70 years in 2021 and 6.43 years in 2020).

Of the 99,717 thousand outstanding options (113,760 thousand in 2021 and 127,265 thousand in 2020), 63,850 thousand options were vested in 2022 (59,250 thousand in 2021 and 36,459 thousand in 2020).

The weighted average exercise price of the options was as follows:

In R$ per share	2022	2021	2020

Options outstanding at January 1	19.92	19.81	18.53
Options issued during the period	-	-	18.05
Options forfeited during the period	22.60	25.27	22.96
Options exercised during the period	-	13.16	8.30
Options outstanding at the end of the period	19.39	19.92	19.81
Options exercisable at the end of the period	20.12	21.14	23.70

There were no options exercised during the year ended December 31, 2022, (for options exercised in the year ended December 31, 2021, the weighted average share price on the exercise date was R$17.87 and on December 31, 2020 was R$15.23).

To settle the exercised stock options, the Company may use treasury shares. The current limit on the authorized capital is considered sufficient to meet the Company’s obligations under all stock option plans if the issue of new shares is required to meet the grants awarded under the Programs.

During the period, the Company granted 44 thousand deferred shares under the stock option plan which are valued based on the share market price prior to the grant, which represents a fair value of R$0.6 (at December 31, 2021, 110 thousand deferred shares had been granted, which are valued based on the share market price prior to the grant, which represented a fair value of R$1.7 and at December 31, 2020, 153 thousand deferred shares had been granted, which are valued based on the share market price prior to the grant, which represented a fair value of R$2.4. Such deferred shares are subject to a vesting period of five years from the grant date.

During the period, the Company granted 49,328 thousand (20,629 thousand in 2021 and 21,066 thousand in 2020) restricted shares and performance shares under the Share-Based Plan, which are valued based on the parameters referenced above, representing a fair value of approximately R$766.6 in 2022 (R$325.7 in 2021 and R$315.4 in 2020).

The total number of shares purchased by or granted to employees, as the case may be, under the Stock Option Plan and Share-Based Plan, which will be delivered in the future based on the fulfilment of certain conditions (deferred stock, restricted and performance shares), is as set out below:

Deferred shares

Thousand deferred shares	2022	2021	2020

Deferred shares outstanding at January	1,168	6,065	7,926
New deferred shares during the period	44	110	153
Deferred shares granted during the period	(214)	(4,964)	(1,901)
Deferred shares forfeited during the period	(109)	(43)	(113)
Deferred shares outstanding at the end of the year	889	1,168	6,065

Restricted and performance shares

Thousand restricted shares	2022	2021	2020

Restricted shares outstanding at January	62,545	43,458	23,836
New restricted shares during the period	49,328	20,629	21,066
Restricted shares granted during the period	(12)	(22)	-
Restricted shares forfeited during the period	(3,007)	(1,520)	(1,444)
Restricted shares outstanding at the end of the year	108,854	62,545	43,458

Additionally, certain employees and managers of the Company received options to acquire AB InBev shares, the compensation costs of which are recognized in the income statement against equity.

The transactions with share-based payments described above generated an expense of R$311.6 in 2022 (R$391.5 and R$223.1 in 2021 and 2020, respectively), recorded as administrative expenses.